Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended				2 Months Ended				3 Months Ended			4 Months Ended			5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended
	Aug. 29, 2024	Jun. 28, 2024	Dec. 31, 2023	Dec. 19, 2023	Nov. 30, 2023	Sep. 30, 2024	Jul. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Aug. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Oct. 31, 2024	Apr. 30, 2024	Mar. 31, 2024	May 31, 2024	Apr. 30, 2024	Jun. 30, 2024	May 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Oct. 31, 2024
SP Funds 2030 Target Date Fund - Investor Shares
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 9,885				$ 9,970			$ 10,050			$ 9,880
SP Funds 2030 Target Date Fund - Institutional Shares
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 10,085				$ 9,920
SP Funds 2040 Target Date Fund - Investor Shares
Account Value [Line Items]
Accumulated Value		10,000					9,535				9,645			9,770			9,530
SP Funds 2040 Target Date Fund - Institutional Shares
Account Value [Line Items]
Accumulated Value	10,000					10,156				9,907
SP Funds 2050 Target Date Fund - Investor Shares
Account Value [Line Items]
Accumulated Value		10,000					9,535				9,660			9,700			9,390
SP Funds S&P Global Technology ETF
Account Value [Line Items]
Accumulated Value					$ 10,000				$ 10,569				$ 11,090			$ 11,955			$ 12,249		$ 11,569		$ 12,495		$ 13,580		$ 13,200		$ 13,434		$ 13,585	$ 13,434
SP Funds S&P World (ex-US) ETF
Account Value [Line Items]
Accumulated Value			$ 10,115	$ 10,000				$ 9,901				$ 10,327			$ 10,586			$ 10,367		$ 10,880		$ 10,986		$ 11,103		$ 11,424		$ 11,750		$ 11,431
Dow Jones Target 2030 Index
Account Value [Line Items]
Accumulated Value	10,000	10,000				10,176	10,204			10,043	10,357			10,517			10,380
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	10,000	10,006	10,000	10,000	10,214	10,122	10,174	10,454	10,224	10,368	10,717	10,630	10,590	11,062	11,197	10,492	10,611	11,558	11,137	11,086	11,537	11,636	11,678	12,054	11,962	12,201	12,218	12,497	12,104	12,765	12,644
Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	10,000				10,170	10,276			9,829	10,520			10,698			10,340
Dow Jones Target 2040 Index
Account Value [Line Items]
Accumulated Value	$ 10,000	10,000				$ 10,249	10,264			$ 10,041	10,453			10,676			10,459
Dow Jones Target 2050 Index
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 10,272				$ 10,462			$ 10,708			$ 10,508
S&P Global 1200 Shariah Information Technology Capped Index
Account Value [Line Items]
Accumulated Value					$ 10,000				$ 10,578				$ 10,932			$ 11,674			$ 12,105		$ 11,383		$ 12,186		$ 13,290		$ 12,952		$ 13,094		$ 13,125	$ 12,912
S&P DM Ex-U.S. & EM 50/50 Shariah Index
Account Value [Line Items]
Accumulated Value			$ 10,210	$ 10,000				$ 10,007				$ 10,368			$ 10,616			$ 10,436		$ 10,702		$ 10,956		$ 11,106		$ 11,406		$ 11,829		$ 11,434